Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Debt [Abstract]
Schedule Of Debt [Table Text Block]

		December 31, 2013	December 31, 2012
(a)	Piraeus Bank reducing revolving credit facility	40,929	44,800
(a)	Piraeus Bank term facility	93,982	93,982
(b)	DVB loan facility	-	31,872
(c)	UOB loan facility	-	37,995
	Total	134,911	208,649
	Less - current portion	(134,911)	(208,649)
	Long-term portion	-	-